Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Group's Major Direct and Indirect Subsidiaries of Investments

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The Company and its subsidiaries are hereinafter referred to as the Group. The principal business activities of the Group are to develop leased-and-operated and franchised-and-managed economy hotels under the “GreenTree” brand in the PRC. The Group’s major direct and indirect invested subsidiaries consist of the following as of December 31, 2019:

Major subsidiaries	Percentage of Ownership	Date of Incorporation, Merger or Acquisition	Place of Incorporation	Major Operation
GreenTree Inns Hotel (Shanghai) Management, Inc.	100%	November 30, 2004	PRC	Hotel management
GreenTree Inns Hotel (China) Management, Inc.	100%	June 30, 2005	PRC	Hotel management
GreenTree Inns Jiangpu Hotel (Shanghai) Company Limited.	100%	August 9, 2005	PRC	Hotel management
Hexie (Changzhou) Hotel Management Co., Ltd.	100%	September 14, 2006	PRC	Hotel management
GreenTree Inns Hotel (Jiangsu) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Changning) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Tianjin) Co., Ltd.	100%	August 2, 2007	PRC	Hotel management
GreenTree Inns Hotel (Zhejiang) Management, Inc.	100%	August 13, 2007	PRC	Hotel management
GreenTree Inns Hotel (Sichuan) Management, Inc.	100%	January 8, 2008	PRC	Hotel management
GreenTree Inns Hotel (Beijing) Management, Inc.	100%	March 17, 2008	PRC	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.	100%	February 16, 2009	PRC	Hotel management
Jinan Dongrunbao Inns Management Co., Ltd.	100%	April 22, 2009	PRC	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”)	100%	June 30, 2009	Cayman Islands	Investment holding
Pacific Hotel Investment, Inc.(“PHI”)	100%	June 30, 2009	Samoa	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”)	100%	October 28, 2010	Samoa	Investment holding
GreenTree Hotels (Hong Kong), Limited.	100%	February 17, 2011	Hong Kong	Investment holding
Shanghai Evergreen Technology Co., Ltd.	100%	October 20, 2011	PRC	Information
(“Shanghai Evergreen”)				technology services
Shanghai Beifu Industrial Co., Ltd.	100%	February 25, 2014	PRC	Hotel management
Shenzhen Gegao Investment Management Co., Ltd.	100%	May 7, 2015	PRC	Investment holding
Yancheng Ruixin Hotel Management Co., Ltd.	70%	June 5, 2015	PRC	Hotel management
Shanghai Jingjia Hotel Co., Ltd.	100%	February 15, 2017	PRC	Hotel management
Shanghai Wumian Hotel Management Co., Ltd.	66.7%	January 16, 2018	PRC	Hotel management
Yancheng Zexin Hotel Management Co., Ltd.	51%	July 1, 2018	PRC	Hotel management
Foshan Baiqinghui Hotel Management Co., Ltd.	70%	August 31, 2018	PRC	Hotel management
GreenTree Hotel (Xuzhou) Co., Ltd.	100%	February 5, 2018	PRC	Hotel property
Banyan Hotel (Xuzhou) Co., Ltd.	100%	May 3, 2018	PRC	Hotel property
Argyle Beijing	60%	April 1, 2019	PRC	Hotel management
Shandong Xinghui	70%	November 30,2019	PRC	Hotel management